Combined and Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 244,702	$ 165,990	$ 35,346
Income from discontinued operations, net	(30,563)	0	0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	266,622	260,455	220,667
Property transactions, net	20,319	34,022	4,684
Amortization of deferred financing costs and debt discount	12,031	11,360	7,195
Loss on retirement of debt	2,736	798	0
Amortization related to above market lease, net	686	686	286
Deemed contributions - tax sharing agreement	5,745	1,730	2,156
Straight-line rental revenues	20,680	6,414	(1,739)
Amortization of deferred revenue	(3,711)	(2,352)	(80)
Share-based compensation	2,093	1,336	510
Deferred income taxes	5,090	3,176	108
Other	2,801	0	0
Change in operating assets and liabilities:
Tenant and other receivables, net	(1,283)	3,118	(9,503)
Prepaid expenses and other assets	654	(1,537)	6,747
Due to MGM Resorts International and affiliates	(735)	796	166
Accounts payable, accrued expenses and other liabilities	5,403	158	5,101
Accrued interest	3,531	(3,572)	26,137
Net cash provided by operating activities	556,801	482,578	297,781
Cash flows from investing activities
Capital expenditures for property and equipment	(192)	(488)	(138,987)
Acquisition of Northfield	(1,068,336)	0	0
MGM National Harbor Transaction	0	(462,500)	0
Net cash used in investing activities	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	727,750	(41,875)	(16,750)
Proceeds from issuance of debt	0	350,000	3,700,000
Deferred financing costs	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	0	(425,000)	(4,544,850)
Issuance of Class A shares	0	404,685	1,207,500
Class A share issuance costs	0	(17,137)	(75,032)
Dividends and distributions paid	(454,260)	(385,435)	(150,829)
Net cash transfers from Parent	0	0	158,822
Net cash provided by (used in) financing activities	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	23,406	0	0
Cash flows provided by investing activities, net	32,416	0	0
Cash flows provided by financing activities, net	0	0	0
Net cash provided by discontinued operations	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale	55,822	0	0
Cash and cash equivalents
Net (decrease) increase for the period	(255,727)	(100,770)	360,492
Balance, beginning of period	259,722	360,492	0
Balance, end of period	3,995	259,722	360,492
Supplemental cash flow disclosures
Interest paid	199,429	176,033	82,880
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	19,316	52,995	72,402
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unit holders	119,055	111,733	94,109
MGM National Harbor Transaction
Non-cash investing and financing activities
Net assets acquired	0	721,409	0
Borgata Transaction
Non-cash investing and financing activities
Net assets acquired	0	0	1,273,230
MGP Operating Partnership
Cash flows from operating activities
Net income	244,702	165,990	35,346
Income from discontinued operations, net	(30,563)	0	0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	266,622	260,455	220,667
Property transactions, net	20,319	34,022	4,684
Amortization of deferred financing costs and debt discount	12,031	11,360	7,195
Loss on retirement of debt	2,736	798	0
Amortization related to above market lease, net	686	686	286
Deemed contributions - tax sharing agreement	5,745	1,730	2,156
Straight-line rental revenues	20,680	6,414	(1,739)
Amortization of deferred revenue	(3,711)	(2,352)	(80)
Share-based compensation	2,093	1,336	510
Deferred income taxes	5,090	3,176	108
Other	2,801	0	0
Change in operating assets and liabilities:
Tenant and other receivables, net	(1,283)	3,118	(9,503)
Prepaid expenses and other assets	654	(1,537)	6,747
Due to MGM Resorts International and affiliates	(735)	796	166
Accounts payable, accrued expenses and other liabilities	5,403	158	5,101
Accrued interest	3,531	(3,572)	26,137
Net cash provided by operating activities	556,801	482,578	297,781
Cash flows from investing activities
Capital expenditures for property and equipment	(192)	(488)	(138,987)
Acquisition of Northfield	(1,068,336)	0	0
MGM National Harbor Transaction	0	(462,500)	0
Net cash used in investing activities	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	727,750	(41,875)	(16,750)
Proceeds from issuance of debt	0	350,000	3,700,000
Deferred financing costs	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	0	(425,000)	(4,544,850)
Issuance of Class A shares	0	387,548	1,132,468
Dividends and distributions paid	(454,260)	(385,435)	(150,829)
Net cash transfers from Parent	0	0	158,822
Net cash provided by (used in) financing activities	256,000	(120,360)	201,698
Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	23,406	0	0
Cash flows provided by investing activities, net	32,416	0	0
Cash flows provided by financing activities, net	0	0	0
Net cash provided by discontinued operations	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale	55,822	0	0
Supplemental cash flow disclosures
Interest paid	199,429	176,033	82,880
Non-cash investing and financing activities
Non-Normal Tenant Improvements by Tenant	19,316	52,995	72,402
Accrual of dividend and distribution payable to Class A shareholders and Operating Partnership unit holders	119,055	111,733	94,109
MGP Operating Partnership | MGM National Harbor Transaction
Non-cash investing and financing activities
Net assets acquired	0	721,409	0
MGP Operating Partnership | Borgata Transaction
Non-cash investing and financing activities
Net assets acquired	$ 0	$ 0	$ 1,273,230